Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets
12.	Intangible Assets

Changes in intangible assets for the years ended December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Goodwill		Development costs[1]		Software		Frequency usage rights		Others		Total
Acquisition cost		449,379		1,487,420		805,387		2,591,229		1,109,085		6,442,500
Less: Accumulated amortization (including accumulated impairment loss and others)		(107,038)		(1,025,877)		(574,003)		(1,618,459)		(517,372)		(3,842,749)

Beginning, net	￦	342,341	￦	461,543	￦	231,384	￦	972,770	￦	591,713	￦	2,599,751
Acquisition and capital expenditure		—		36,075		35,631		978,309		74,312		1,124,327
Disposal and termination		—		(8,600)		(1,928)		—		(16,397)		(26,925)
Amortization		—		(162,682)		(78,643)		(273,790)		(84,606)		(599,721)
Impairment		(131,600)		—		(46)		—		(3,618)		(135,264)
Inclusion in scope of consolidation		42,745		—		2,462		—		16,015		61,222
Others		—		8,340		8,278		—		(17,205)		(587)

Ending, net	￦	253,486	￦	334,676	￦	197,138	￦	1,677,289	￦	560,214	￦	3,022,803

Acquisition cost		492,105		1,483,205		838,532		2,531,654		1,154,993		6,500,489
		(238,619)		(1,148,529)		(641,394)		(854,365)		(594,779)		(3,477,686)

	2017
(In millions of Korean won)	Goodwill		Development costs[1]		Software		Frequency usage rights		Others		Total
Acquisition cost		492,105		1,483,205		838,532		2,531,654		1,154,993		6,500,489
Less: Accumulated amortization (including accumulated impairment loss and others)		(238,619)		(1,148,529)		(641,394)		(854,365)		(594,779)		(3,477,686)

Beginning, net	￦	253,486	￦	334,676	￦	197,138	￦	1,677,289	￦	560,214	￦	3,022,803
Acquisition and capital expenditure		—		247,863		60,475		—		78,373		386,711
Disposal and termination		—		(14,806)		(548)		—		(11,859)		(27,213)
Amortization		—		(151,718)		(73,174)		(311,146)		(99,112)		(635,150)
Impairment		(84,606)		—		(3)		—		(31,486)		(116,095)
Inclusion in scope of consolidation		—		(332)		(3,216)		—		(1,374)		(4,922)
Others		—		2,876		9,569		(1,201)		(4,674)		6,570

Ending, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,704

Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,014
Less; Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

1	The Company’s development costs mainly consist of acquisition costs to develop a combined billing system and an information management system.

The carrying amount of membership rights with indefinite useful life not subject to amortization is ￦238,053 million (2016: ￦268,350 million) as of December 31, 2017.

Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As of December 31, 2017, goodwill allocated to each cash-generation unit is as follows:

(In millions of Korean won) Cash generating Unit	Amount
Marketing/Customer
Telecom Wireless business[1]	￦	65,057
Finance and Rental
BC Card Co., Ltd. [2]		41,234
Others
PlayD Co., Ltd. (N search Marketing Co., Ltd) [3]		42,745
Genie Music Corporation (KT Music Corporation) and others		19,844

Total	￦	168,880

1	The recoverable amounts of mobile business are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate -2.46% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.95% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognise the impairment loss on goodwill on mobile business for the years ended December 31, 2017 and 2016.
2	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 0.11% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 14.62% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognise the impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2017 and 2016.
3

The recoverable amounts of PlayD Co., Ltd. (N search Marketing Co., Ltd.) are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 4.27% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.5% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognise the impairment loss on goodwill on PlayD Co., Ltd. (N search Marketing Co., Ltd.) for the years ended December 31, 2017 and 2016.

As a result of the impairment test, the Group recognized the impairment losses of ￦78,200 million on entire balance of goodwill allocated to Satellite TV segment and ￦29,325 million on indefinite-lived intangible assets, and recognized the losses as operating expenses in the consolidated statement of profit or loss. It is resulted from intense competition between internets, IPTV, Cable TV service providers.

The recoverable amounts of Satellite TV segment are calculated based on value-in use calculations or fair value less costs to sell. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate (-0.77%) based on past performance and its expectation of future market changes. The Group determined cash flow projections based on past performance and its estimation of market growth. Specific risk of related operating segment is reflected in its 13.25% discount rate.